Accrued expenses and other liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accrued expenses and other liabilities
Schedule of accrued expenses and other liabilities

	As of December 31
In thousands of U.S. Dollars	2025	2024
Accrued vessel operating expenses and voyage expenses	11,572	11,794
Other accrued expenses	7,013	6,519
Total accrued expenses	18,585	18,313